PIONEER FUND VCT PORTFOLIO
A PORTFOLIO OF PIONEER VARIABLE CONTRACTS TRUST

CLASS I SHARES PROSPECTUS

MAY 1, 2001

INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of Pioneer Fund VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

PORTFOLIO

STRATEGIC FOCUS

PIONEER FUND invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

CONTENTS

Basic information about the portfolios ................1

Common portfolio investment policies ..................6

Management ............................................6

Distributions and taxes ...............................7

Shareholder information ...............................7

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

BASIC INFORMATION ABOUT PIONEER FUND VCT PORTFOLIO

INVESTMENT OBJECTIVE

Reasonable income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk

     -    Above average potential for earnings and revenue growth

     - Low market valuations relative to earnings forecast, book value, cash flow and sales

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

     - The stock market goes down (this risk may be greater in the short term)

     -    Value stocks fall out of favor with investors

     - The portfolio's assets remain undervalued or do not have the potential value originally expected

     - Stocks selected for income do not achieve the same return as securities selected for capital growth

[SIDENOTE]
MARKET VALUE

A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share.

THE PORTFOLIO'S PAST PERFORMANCE

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.



--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 21.04% (9/30/98 TO 12/31/98).

THE LOWEST CALENDAR QUARTERLY RETURN WAS -8.19% (6/30/98 TO 9/30/98).

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

[CHART]

'98                     26.12
'99                     15.91
'00                      1.22



--------------------------------------------------------------------------------

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

-    The sale of the shares at the end of the period


-    Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------------------

                      SINCE     INCEPTION
             1 YEAR   INCEPTION         DATE
Class I                    1.22           15.06          10/31/97
--------------------------------------------------------------------------------
S&P 500 Index             -9.11           13.79                --
--------------------------------------------------------------------------------

FEES AND EXPENSES

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
PAID FROM THE ASSETS OF THE PORTFOLIO
as a percentage of average daily net assets                                         CLASS I
---------------------------------------------------------------------------------------------------------------
   Management Fee                                                                     0.65%
---------------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fee                                                None
---------------------------------------------------------------------------------------------------------------
   Other Expenses                                                                     0.04%
---------------------------------------------------------------------------------------------------------------
   Total Operating Expenses                                                           0.69%
---------------------------------------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                        NUMBER OF YEARS YOU OWN YOUR SHARES
                  ---------------------------------------------------------------------------------------------
                                                            1         3         5        10
---------------------------------------------------------------------------------------------------------------
Class I                                                   $70      $221      $384      $859
---------------------------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio invests primarily in equity securities of U.S. companies to seek reasonable income and capital growth. This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 10% of its total assets (at the time of purchase) in equity securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

The portfolio may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets.

DISTRIBUTIONS

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividend and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

PIONEER FUND VCT PORTFOLIO
CLASS I SHARES                                                FOR THE YEAR ENDED DECEMBER 31           OCTOBER 31,
                                                           -------------------------------------     1997 THROUGH
                                                              2000           1999          1998    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  22.70       $  19.76       $ 15.80       $15.00
                                                           ---------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                             $   0.18       $   0.16       $  0.15       $ 0.01
  Net realized and unrealized gain
    (loss) on investments                                      0.10           2.97          3.96         0.80
                                                           ---------------------------------------------------------
  Net increase (decrease) from investment operations       $   0.28       $   3.13       $  4.11       $ 0.81

Distributions to shareholders:
  Net investment income                                       (0.18)         (0.17)        (0.15)       (0.01)
  Net realized gain                                           (0.13)         (0.02)         --           --
                                                           ---------------------------------------------------------
  Net increase (decrease) in net asset value               $  (0.03)      $   2.94       $  3.96       $ 0.80
                                                           ---------------------------------------------------------
Net asset value, end of period                             $  22.67       $  22.70       $ 19.76       $15.80
                                                           =========================================================
Total return*                                                  1.22%         15.91%        26.12%        5.43%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to average net assets+                   0.69%          0.70%         0.86%        1.25%**
Ratio of net investment income (loss) to average
  net assets+                                                  0.78%          0.82%         0.97%        1.07%**
Portfolio turnover rate                                          37%             8%            4%          --
Net assets, end of period (in thousands)                   $222,107       $204,927       $89,860       $4,493
Ratios assuming no waiver of management fees and
  assumption of expenses by Pioneer and no
  reduction for fees paid indirectly:
  Net expenses                                                 0.69%          0.70%         0.87%        5.30%**
  Net investment income (loss)                                 0.78%          0.82%         0.96%       (2.98)%**
Ratios assuming waiver of management fees and
  assumption of expenses by Pioneer and reduction
  for fees paid indirectly:
  Net expenses                                                 0.69%          0.70%         0.86%        1.25%**
  Net investment income (loss)                                 0.78%          0.82%         0.97%        1.07%**
--------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

+    Ratios assuming no reduction for fees paid indirectly.

COMMON PORTFOLIO INVESTMENT POLICIES

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less then one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

     - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

     -    As a substitute for purchasing or selling securities

     - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced portfolio), but if the order is granted, the Balanced, Europe Select, Global Financials, Global Health Care, Global Telecoms and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.

DISTRIBUTIONS AND TAXES

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

SHAREHOLDER INFORMATION

NET ASSET VALUES

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Portfolios' short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[SIDENOTE]
SHARE PRICE

The net asset value per share calculated on the day of a transaction.

INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

[SIDENOTE]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.

                                     NOTES

PIONEER VARIABLE CONTRACTS TRUST

CLASS I SHARES

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)































PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

www.pioneerfunds.com

                                                                   10076-00-0501
                                              -C-Pioneer Funds Distributor, Inc.

Pioneer Equity-Income VCT Portfolio

A PORTFOLIO OF PIONEER VARIABLE CONTRACTS TRUST

CLASS I SHARES PROSPECTUS

MAY 1, 2001

INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of Pioneer Equity-Income VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

PORTFOLIO

STRATEGIC FOCUS

EQUITY-INCOME invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.

CONTENTS

Basic information about the portfolios ........................................1
Common portfolio investment policies ..........................................6
Management ....................................................................6
Distributions and taxes .......................................................7
Shareholder information .......................................................7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

Basic information about Pioneer Equity-Income VCT Portfolio

INVESTMENT OBJECTIVE
Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests primarily in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). Normally, the portfolio invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
     - Favorable expected returns relative to perceived risk
     - Management with demonstrated ability and commitment to the company
     - Low market valuations relative to earnings forecast, book value, cash flow and sales
     - Good prospects for dividend growth

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:
     - The stock market goes down (this risk may be greater in the short term)
     - Value stocks fall out of favor with investors
     - The portfolio's assets remain undervalued or do not have the potential value originally expected
     - Stocks selected for income do not achieve the same return as securities selected for capital appreciation
     - Interest rates or inflation increases

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 15.04% (9/30/98 TO 12/31/98) THE LOWEST CALENDAR QUARTERLY RETURN WAS -7.73% (6/30/99 TO 9/30/99)

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

        15.19           35.23           21.80           1.21            14.85
         '96             '97             '98            '99              '00

--------------------------------------------------------------------------------
COMPARISON WITH THE STANDARD & POOR'S 500 INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
- The sale of the shares at the end of the period
- Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)

------------------------------------------------------------------
                                            SINCE      INCEPTION
                    1 YEAR   5 YEARS    INCEPTION           DATE
------------------------------------------------------------------
Class I              14.85     17.14        18.74         3/1/95
------------------------------------------------------------------
S&P 500 Index        -9.11     18.28        20.32             --
------------------------------------------------------------------

FEES AND EXPENSES
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
PAID FROM THE ASSETS OF THE PORTFOLIO
as a percentage of average daily net assets                                         CLASS I
--------------------------------------------------------------------------------------------
   Management Fee                                                                     0.65%
--------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fee                                                None
--------------------------------------------------------------------------------------------
   Other Expenses                                                                     0.06%
--------------------------------------------------------------------------------------------
   Total Operating Expenses                                                           0.71%
--------------------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                    -------------------------------------------------------------------------
                                                            1         3         5        10
---------------------------------------------------------------------------------------------
Class I                                                   $73      $227      $395      $883
---------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio primarily invests in income producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portion of the portfolio's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks. Generally, the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 10% of its net assets (at the time of purchase) in below investment grade debt securities, including convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.

Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS

The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

PIONEER EQUITY-INCOME VCT PORTFOLIO
CLASS I SHARES

                                                               FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------------------------------------------------
                                                  2000            1999           1998           1997            1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  20.72       $  21.44        $  18.14         $  13.73        $ 12.17
                                                ---------------------------------------------------------------------------

Increase (decrease) from investment operations:
  Net investment income (loss)                  $   0.51       $   0.42        $   0.39         $   0.35        $  0.29

  Net realized and unrealized gain (loss)
    on investments                                  2.28          (0.15)           3.52             4.44           1.54
                                                ---------------------------------------------------------------------------

    Net increase (decrease)
      from investment operations                $   2.79       $   0.27        $   3.91         $   4.79        $  1.83
Distributions to shareholders:
  Net investment income                            (0.49)         (0.41)          (0.39)           (0.37)         (0.27)
  Net realized gain                                (1.74)         (0.58)          (0.22)           (0.01)            --
                                                ---------------------------------------------------------------------------

    Net increase (decrease) in net asset value  $   0.56       $  (0.72)       $   3.30         $   4.41        $  1.56
                                                ---------------------------------------------------------------------------

Net asset value, end of period                  $  21.28       $  20.72        $  21.44         $  18.14        $ 13.73
                                                ===========================================================================
Total return*                                      14.85%          1.21%          21.80%           35.23%         15.19%
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets+        0.71%          0.70%           0.71%            0.77%          0.96%
Ratio of net investment income (loss)
  to  average net assets+                           2.40%          1.97%           2.04%            2.31%          2.67%
Portfolio turnover rate                               13%            23%             19%              15%            18%
Net assets, end of period (in thousands)        $181,920       $226,379        $203,976         $124,213        $46,871
Ratios assuming no waiver of management fees
  and assumption of expenses by Pioneer and
  no reduction for fees paid indirectly:
  Net expenses                                      0.71%          0.70%           0.71%            0.77%          0.98%
  Net investment income (loss)                      2.40%          1.97%           2.04%            2.31%          2.65%
Ratios assuming waiver of management fees and
  assumption of expenses by Pioneer and
  reduction for fees paid indirectly:
  Net expenses                                      0.71%          0.70%           0.71%            0.77%          0.95%
  Net investment income (loss)                      2.40%          1.97%           2.04%            2.31%          2.68%


---------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less then one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:
     - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
     - As a substitute for purchasing or selling securities
     - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced portfolio), but if the order is granted, the Balanced, Europe Select, Global Financials, Global Health Care, Global Telecoms and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information


NET ASSET VALUES
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Portfolios' short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[SIDENOTE]
SHARE PRICE
The net asset value per share calculated on the day of a transaction.

INVESTMENTS IN SHARES OF THE PORTFOLIOS
Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING
Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

[SIDENOTE]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.

                                     NOTES

Pioneer Variable Contracts Trust

CLASS I SHARES

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)








PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109
www.pioneerfunds.com

                                                                   10075-00-0501
                                              -C-Pioneer Funds Distributor, Inc.

PIONEER MID-CAP VALUE VCT PORTFOLIO

A PORTFOLIO OF PIONEER VARIABLE CONTRACTS TRUST
CLASS I SHARES PROSPECTUS
MAY 1, 2001

INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of Pioneer Mid-Cap Value VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

PORTFOLIO

STRATEGIC FOCUS

MID-CAP VALUE invests in a diversified portfolio of common stocks for capital appreciation.

CONTENTS

Basic information about the portfolios ................1

Common portfolio investment policies ..................6

Management ............................................6

Distributions and taxes ...............................7

Shareholder information ...............................7

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

BASIC INFORMATION ABOUT PIONEER MID-CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the portfolio invests at least 80% of its total assets in equity securities. The portfolio focuses its investments in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Normally, the portfolio invests at least 65% of its total assets in the securities of mid-size companies. On January 31, 2001, the market value of companies in the index varied from approximately $98 million to over $10 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

     -    Favorable expected returns relative to perceived risk
     -    Management with demonstrated ability and commitment to the company
     - Low market valuations relative to earnings forecast, book value, cash flow and sales
     - Turnaround potential for companies that have been through difficult periods
     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
     - Issuer's industry has strong fundamentals such as increasing or sustainable demand and barriers to entry

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:

     - The stock market goes down (this risk may be greater in the short term)
     -    Mid-size or value stocks fall out of favor with investors
     - The portfolio's assets remain undervalued or do not have the potential value originally expected

The portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:

     - Be more sensitive to changes in earnings results and investor expectations
     -    Have more limited product lines and capital resources
     -    Experience sharper swings in market values
     -    Be harder to sell at the times and prices Pioneer thinks appropriate
     -    Offer greater potential for gain and loss

[SIDENOTE]
MARKET VALUE

A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share.

THE PORTFOLIO'S PAST PERFORMANCE

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.



--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 14.00% (3/31/99 TO 6/30/99).

THE LOWEST CALENDAR QUARTERLY RETURN WAS -20.94% (6/30/98 TO 9/30/98).

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'96             15.03
'97             24.69
'98             -4.02
'99             13.13
'00             18.00



--------------------------------------------------------------------------------

COMPARISON WITH THE STANDARD & POOR'S 500 INDEX

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

     -    The sale of the shares at the end of the period

     -    Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                            SINCE      INCEPTION
                  1 YEAR    5 YEARS     INCEPTION           DATE
--------------------------------------------------------------------------------
Class I            18.00      12.94         14.03         3/1/95
--------------------------------------------------------------------------------
S&P 500 Index      -9.11      18.28         20.32             --
--------------------------------------------------------------------------------

FEES AND EXPENSES

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
PAID FROM THE ASSETS OF THE PORTFOLIO
as a percentage of average daily net assets                                         CLASS I
----------------------------------------------------------------------------------------------------------
   Management Fee                                                                     0.65%
----------------------------------------------------------------------------------------------------------
   Distribution and Service (12b-1) Fee                                                None
----------------------------------------------------------------------------------------------------------
   Other Expenses                                                                     0.12%
----------------------------------------------------------------------------------------------------------
   Total Operating Expenses                                                           0.77%
----------------------------------------------------------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                         NUMBER OF YEARS YOU OWN YOUR SHARES
                       -----------------------------------------------------------------------------------
                                                            1         3         5        10
----------------------------------------------------------------------------------------------------------
Class I                                                   $79      $246      $428      $954
----------------------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS

As discussed, the portfolio invests primarily in equity securities of mid-cap companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

     - Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
     - Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
     - Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
     - The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
     - Economic, political and social developments may adversely affect the securities markets
     - Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.
Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988.
Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles.
Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS

The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

PIONEER MID-CAP VALUE VCT PORTFOLIO
CLASS I SHARES

                                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                     -------------------------------------------------------------------------------
                                                          2000           1999            1998             1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  16.26        $  14.49        $  16.15        $  13.05        $ 11.57
                                                     -------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                          $   0.13        $   0.13        $   0.12        $   0.12        $  0.03
  Net realized and unrealized gain (loss)
    on investments                                          2.62            1.77           (0.65)           3.09           1.71
                                                     -------------------------------------------------------------------------------
    Net increase (decrease)
     from investment operations                         $   2.75        $   1.90        $  (0.53)       $   3.21        $  1.74

Distributions to shareholders:
  Net investment income                                    (0.13)          (0.13)          (0.10)           --            (0.03)
  Net realized gain                                        (1.09)           --             (1.03)          (0.11)         (0.23)
                                                     -------------------------------------------------------------------------------
     Net increase (decrease) in net asset value         $   1.53        $   1.77        $  (1.66)       $   3.10        $  1.48
                                                     -------------------------------------------------------------------------------
Net asset value, end of period                          $  17.79        $  16.26        $  14.49        $  16.15        $ 13.05
                                                     ===============================================================================
Total return*                                              18.00%          13.13%          (4.02)%         24.69%         15.03%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to average net assets+                0.77%           0.76%           0.74%           0.80%          0.93%
Ratio of net investment income (loss)
     to average net assets+                                 0.63%           0.77%           0.90%           1.02%          0.37%
Portfolio turnover rate                                       85%             91%             81%             50%            41%
Net assets, end of period (in thousands)                $111,466        $120,526        $113,359        $105,476        $48,572
Ratios assuming no waiver of management fees
  and assumption of expenses by Pioneer and
  no reduction for fees paid indirectly:
      Net expenses                                          0.77%           0.76%           0.74%           0.80%          0.95%
      Net investment income (loss)                          0.63%           0.77%           0.90%           1.02%          0.35%
Ratios assuming waiver of management fees
  and assumption of expenses by Pioneer and
  reduction for fees paid indirectly:
      Net expenses                                          0.77%           0.76%           0.74%           0.79%          0.92%
      Net investment income (loss)                          0.63%           0.77%           0.90%           1.03%          0.38%


--------------------------------------------------------------------------------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.

COMMON PORTFOLIO INVESTMENT POLICIES

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS
Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less then one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES
Each portfolio (other than Money Market portfolio) may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

     - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

     -    As a substitute for purchasing or selling securities

     - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced portfolio), but if the order is granted, the Balanced, Europe Select, Global Financials, Global Health Care, Global Telecoms and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.

DISTRIBUTIONS AND TAXES

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

SHAREHOLDER INFORMATION

NET ASSET VALUES

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Portfolios' short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[SIDENOTE]
SHARE PRICE

The net asset value per share calculated on the day of a transaction.

INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

[SIDENOTE]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.

                                     NOTES

PIONEER VARIABLE CONTRACTS TRUST

CLASS I SHARES

YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

























PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

www.pioneerfunds.com

                                                                   10074-00-0501
                                              -C-Pioneer Funds Distributor, Inc.